COMMITMENTS AND CONTINGENCIES - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
2025 (remainder)	$ 540
2026	1,955	$ 2,355
2027	1,437	627
2028	1,253
2029	967
Thereafter	1,071
Total undiscounted lease payments	7,223	2,982
Less: Imputed Interest	(1,401)	(193)
Operating Lease Liabilities	$ 5,822	$ 2,790